SEGMENT INFORMATION (Schedule of Revenue by Major Product Group) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of products and services [line items]
Revenue	$ 30,547	$ 28,727
Clinical laboratory goods [Member]
Disclosure of products and services [line items]
Revenue	20,397	21,367
Clinical laboratory services [Member]
Disclosure of products and services [line items]
Revenue	2,582	3,114
Point-of-Care products [Member]
Disclosure of products and services [line items]
Revenue	$ 7,568	$ 4,246